(PORTFOLIO 21 LOGO)

                                  PORTFOLIO 21

                               SEMI-ANNUAL REPORT
                                  (Unaudited)

                            For the Six Months Ended

                               February 28, 2003

Dear Portfolio 21 Investors:

Once again, I find myself writing a letter to our shareholders for a six month period that fades from memory in the context of more recent developments. This report covers the six month period ending February 28, 2003, and the information provided below refers to this period. However, on my mind--and I suspect on yours--is the decision of our administration to invade Iraq, the ongoing consequences of this decision, and the expectation of long-term ramifications of such a decision. While we certainly support the individuals who serve in our armed forces, we are saddened and distressed by the circumstances. Our hearts go out to all who are affected--the citizens of the world. We pray for peaceful resolutions rather than military strikes, and we believe that compassion, cooperation, and respect will, in the long term, be best for everyone.

FINANCIAL PERFORMANCE

Following is a summary of fund performance and activities for the six-month period ending February 28, 2003, as well as performance for one year, three years, and since inception:

For the six months ending February 28, 2003, Portfolio 21's return was -5.07% compared with -8.57% for our benchmark, the Morgan Stanley World Index. For the one-year and three year periods ended February 28, 2003, the fund's return was -20.76% and -14.35, and, since inception, the average annual return has been -7.76%. The Morgan Stanley World Index returned -20.24% for the past one year, -16.14% for the past three years, and -11.76% since the inception of Portfolio
21. We use this index as our benchmark since Portfolio 21 holds both US and non-US stocks.

World stock markets recovered somewhat during the fourth quarter but still ended the six month period in negative territory. Uncertainty about economic recovery combined with the threat of war placed a heavy burden on the markets and prevented a solid advance. With respect to individual companies, Tomra, Vestas, and NEG Micon dropped significantly due to competitive pressures and an unclear outlook for independent renewable energy and recycling companies. Deutsch Bank, Interface and EMI also declined more than the overall market.

On the plus side, Nortel and Xerox both rebounded.

ENVIRONMENTAL SUSTAINABILITY

During the past six months, we added Philips Electronics to Portfolio 21. Based in The Netherlands, Philips is a leader in eco-design, taking into consideration raw materials, energy efficiency and reuse potential in its products. We also added Energy Conversion Devices, a U.S. based alternative energy and advanced information technology company.

SHAREHOLDER ACTIVISM AND COMMUNITY DEVELOPMENT

We actively supported the SEC's recent proposal and ensuing decision to require mutual funds to publicly disclose their proxy voting policies and records.
Since inception Portfolio 21 has made this information available, and we believe strongly that all mutual funds should disclose this information in the interest of enhancing investor awareness and education. For our most recent proxy voting report, please visit www.portfolio21.com/proxyvoting.html.

We have also supported several initiatives related to food--a proposal in Oregon to require labeling of all genetically-modified food and the federal Organic Restoration Act. With respect to the latter, the USDA organic standards, implemented in October 2002, required organic producers of meat, eggs and dairy products to use only organic feed. On February 13, 2003, a livestock-feed exemption was passed as part of the omnibus appropriations bill, and this was then signed into law, removing the requirement of 100% organic feed for any meat, poultry, eggs or dairy products carrying the organic label. The Organic Restoration Act will repeal Section 771 of the Omnibus Appropriations Bill and will protect the integrity of the "organic" label and will encourage continued growth of organic agricultural production in the United States, one of the bright prospects for U.S. agriculture overall. Passing the Organic Restoration Act is in the interest of consumers, organic farmers, investors and the environment. Progressive Investment Management wrote to Oregon Senators Wyden and Smith (co-sponsor), and Congressman Blumenauer, encouraging support for the Act. Whole Foods and Horizon Organic, two of Portfolio 21's holdings, were also vocal in their support of the Organic Restoration Act.

We encourage you to visit the fund's website www.portfolio21.com. You will find a section on Activism and Community Investment that includes our activism log and proxy voting record.

INFORMATION AVAILABILITY

Please visit the fund's website. You'll find lots of information, including a monthly market update and complete company profiles.

YOUR INPUT REQUESTED

If you have comments or suggestions about Portfolio 21, you can contact us via our website, or call us at 877-351-4115, ext. 21, or email welcome@portfolio21.com. Also, we would love to have your email address so we can communicate with you electronically. If you haven't heard from us via email and would like to, please call or email with your address.

                        Sincerely,

                        /s/Leslie E. Christian

                        Leslie E. Christian

Past performance does not guarantee future results. Investment return and principal value of the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Morgan Stanley World Index is an unmanaged index commonly used to measure equity performance. You cannot invest directly in an index. Portfolio 21 may invest in foreign securities, which are subject to the risks of currency fluctuations, political and economic instability and differences in accounting standards.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the following semi-annual report for the fund's holdings as of February 28, 2003.

The information provided herein represents the opinion of the Fund manager which is subject to change at any time and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, distributor.  (04/03)

SCHEDULE OF INVESTMENTS at February 28, 2003 (Unaudited)

SHARES                                                                 VALUE
------                                                                 -----
COMMON STOCKS: 89.5%

AUTO/TRUCK MANUFACTURERS: 1.7%
      7,500    Volvo AB (Sweden)                                   $   131,332
      8,150    Volvo AB - Sponsored
                 ADR (Sweden)#<F1>                                     144,255
                                                                   -----------
                                                                       275,587
                                                                   -----------

BANKS: 6.7%
      9,300    Deutsche Bank AG
                 (Germany)                                             378,896
      2,600    Deutsche Bank AG
                 (NYSE) (Germany)#<F1>                                 105,820
     12,905    UBS AG (Switzerland)*<F2>#<F1>                          538,138
      6,594    Wainwright Bank & Trust
                 Co. (United States)                                    62,643
                                                                   -----------
                                                                     1,085,497
                                                                   -----------

BIOTECHNOLOGY: 2.8%
     21,625    Novozymes A/S
                 (Denmark)                                             453,358
                                                                   -----------

BUILDING MATERIALS: 0.8%
     10,450    JM AB (Sweden)                                          132,636
                                                                   -----------

COMMUNICATION EQUIPMENT: 2.9%
     29,025    Nokia Oyj - Sponsored
                 ADR (Finland)#<F1>                                    384,001
     23,500    Nortel Networks Corp.
                 (Canada)*<F2>#<F1>                                     50,525
      4,110    Telefonaktiebolaget LM
                 Ericsson - Sponsored
                 ADR (Sweden)*<F2>#<F1>                                 26,674
                                                                   -----------
                                                                       461,200
                                                                   -----------

COMMUNICATION SERVICES: 5.0%
     55,076    AT&T Wireless Services,
                 Inc. (United States)*<F2>                             325,499
        650    Swisscom AG
                 (Switzerland)                                         193,178
      9,525    Swisscom AG - Sponsored
                 ADR (Switzerland)#<F1>                                282,988
                                                                   -----------
                                                                       801,665
                                                                   -----------

COMPUTERS - HARDWARE: 6.2%
     21,500    Hewlett-Packard Co.
                 (United States)                                       340,775
      8,525    International Business
                 Machines Corp.
                 (United States)                                       664,524
                                                                   -----------
                                                                     1,005,299
                                                                   -----------

DIVERSIFIED MANUFACTURING: 1.7%
      7,000    Siemens AG (Germany)                                    279,155
                                                                   -----------

ELECTRIC COMPANIES: 0.4%
      3,000    Graninge AB (Sweden)                                     64,696
                                                                   -----------

ELECTRONICS: 4.7%
     63,000    Mitsubishi Electric
                 Corp. (Japan)*<F2>                                    168,391
      1,175    Mitsubishi Electric
                 Corp. - Unsponsored
                 ADR (Japan)*<F2>#<F1>                                  31,406
     11,500    Koninklijke Philips
                 Electronics N.V.
                 (Netherlands)#<F1>                                    192,050
      9,500    SONY CORP. - Sponsored
                 ADR (Japan)#<F1>                                      360,715
                                                                   -----------
                                                                       752,562
                                                                   -----------

ELECTRONICS - INSTRUMENTATION: 2.2%
     27,000    Agilent Technologies,
                 Inc. (United States)*<F2>                             356,400
                                                                   -----------

ELECTRONICS - SEMICONDUCTOR: 2.4%
     20,655    STMicroelectronics N.V.
                 (Switzerland)#<F1>                                    384,390
                                                                   -----------

ENERGY: 4.3%
     31,000    AstroPower, Inc.
                 (United States)*<F2>                                  198,400
     11,625    Ballard Power Systems
                 Inc. (Canada)*<F2>#<F1>                               119,621
      4,000    Energy Conversion Devices,
                 Inc. (United States)*<F2>                              36,720
     17,100    IMPCO Technologies,
                 Inc. (United States)*<F2>                              60,363
      3,200    NEG Micon A/S
                 (Denmark)*<F2>                                         29,017
     10,600    Plug Power, Inc.
                 (United States)*<F2>                                   56,710
     17,100    Quantum Fuel
                 Systems Technologies
                 Worldwide, Inc.
                 (United States)*<F2>                                   47,196
     27,300    Vestas Wind Systems
                 AS (Denmark)                                          150,905
                                                                   -----------
                                                                       698,932
                                                                   -----------

ENVIRONMENTAL: 0.9%
     34,500    Tomra Systems ASA
                 (Norway)                                              139,154
                                                                   -----------

FOOD - RETAIL: 6.3%
     12,700    Axfood AB (Sweden)                                      240,299
     12,500    United Natural Foods,
                 Inc. (United States)*<F2>                             287,875
      7,870    Whole Foods Market,
                 Inc. (United States)*<F2>                             401,921
     10,187    Wild Oats Markets, Inc.
                 (United States)*<F2>                                   86,895
                                                                   -----------
                                                                     1,016,990
                                                                   -----------

FOOD PROCESSING: 1.4%
     16,550    Horizon Organic Holding
                 Corp. (United States)*<F2>                            225,080
                                                                   -----------

HEALTHCARE - MEDICAL PRODUCTS: 5.6%
      6,400    Novo Nordisk A/S
                 (Denmark)                                             183,849
     10,125    Novo Nordisk A/S -
                 Sponsored ADR
                 (Denmark)#<F1>                                        286,943
      9,847    Zimmer Holdings, Inc.
                 (United States)*<F2>                                  437,108
                                                                   -----------
                                                                       907,900
                                                                   -----------

HOUSEHOLD FURNITURE/APPLIANCES: 2.8%
     12,600    Electrolux AB (Sweden)                                  218,416
      6,655    Electrolux AB - Sponsored
                 ADR (Sweden)#<F1>                                     232,659
                                                                   -----------
                                                                       451,075
                                                                   -----------

INSURANCE: 2.5%
      7,646    Swiss Reinsurance
                 (Switzerland)                                         411,621
                                                                   -----------

MISCELLANEOUS FABRICATED PRODUCTS: 2.1%
     12,775    SKF AB (Sweden)                                         337,053
                                                                   -----------

MUSIC:  0.6%
     60,000    EMI Group plc
                 (Great Britain)                                       100,425
                                                                   -----------

OFFICE FURNISHINGS: 2.8%
     24,220    Herman Miller, Inc.
                 (United States)                                       378,559
     30,000    Interface, Inc.
                 (United States)                                        79,800
                                                                   -----------
                                                                       458,359
                                                                   -----------

PAPER & FOREST PRODUCTS: 2.9%
     23,200    Stora Enso Oyj (Finland)                                227,299
      7,730    Svenska Cellulosa AB
                 (Sweden)                                              238,468
                                                                   -----------
                                                                       465,767
                                                                   -----------

PHARMACEUTICALS: 5.9%
     17,000    Baxter International,
                 Inc. (United States)                                  482,630
     20,075    Bristol-Myers Squibb
                 Co. (United States)                                   467,747
                                                                   -----------
                                                                       950,377
                                                                   -----------

PHOTOGRAPHY/IMAGING: 4.2%
     11,000    CANON, INC. (Japan)                                     397,294
     31,235    Xerox Corp.
                 (United States)*<F2>                                  281,115
                                                                   -----------
                                                                       678,409
                                                                   -----------

PLASTIC PRODUCTS: 0.9%
      4,300    Trex Company, Inc.
                 (United States)*<F2>                                  139,750
                                                                   -----------

RETAIL STORES:  2.1%
     40,000    Boots Co. plc
                 (Great Britain)                                       341,525
                                                                   -----------

SOAP & CLEANING PREPARATIONS: 2.3%
      6,000    Henkel KGaA
                 (Germany)                                             364,087
                                                                   -----------

TRANSPORTATION - RAIL:  1.7%
         61    East Japan Railway
                 Co. (Japan)                                           281,201
                                                                   -----------

WATER SUPPLY:  2.7%
     40,000    Severn Trent plc
                 (Great Britain)                                       443,604
                                                                   -----------
TOTAL COMMON STOCKS
  (cost $19,248,253)                                                14,463,754
                                                                   -----------

 PRINCIPAL
  AMOUNT                                                               VALUE
 --------------
SHORT-TERM INVESTMENTS: 8.8%

MONEY MARKET: 8.2%
 $1,225,175    Federated Cash Trust
                 Series II Treasury                                  1,225,175
     96,423    Shorebank Pacific
                 Ecodeposit                                             96,423
                                                                   -----------
                                                                     1,321,598
                                                                   -----------

CERTIFICATE OF DEPOSIT: 0.6%
     96,101    Permaculture
                 1 Year CD 1.25%
                 Maturity 1/17/04                                       96,101
                                                                   -----------
TOTAL SHORT-TERM INVESTMENTS
  (cost $1,417,699)                                                  1,417,699
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES:
  98.3% (cost  $20,665,952+<F3>)                                    15,881,453
Other Assets in excess
  of Liabilities:  1.7%                                                270,320
                                                                   -----------
NET ASSETS: 100.0%                                                 $16,151,773
                                                                   -----------
                                                                   -----------

#<F1>  U.S. Security of foreign company.
*<F2>  Non-income producing security.
ADR American Depository Receipt.
+<F3> At February 28, 2003, the basis of investments for federal income tax purposes was the same as their cost for financial reporting purposes. Unrealized appreciation and depreciation were as follows:

       Gross unrealized appreciation                               $ 1,005,199
       Gross unrealized depreciation                                (5,789,699)
                                                                   -----------
       Net unrealized depreciation                                 $(4,784,500)
                                                                   -----------
                                                                   -----------

PERCENT OF
COUNTRY                                                              NET ASSETS
----------                                                           ----------
Canada                                                                   1.05%
Denmark                                                                  6.83%
Finland                                                                  3.78%
Germany                                                                  6.98%
Great Britain                                                            5.48%
Japan                                                                    7.67%
Netherlands                                                              1.19%
Norway                                                                   0.86%
Sweden                                                                  10.93%
Switzerland                                                             11.21%
United States                                                           42.32%
Other assets in excess of liabilities                                    1.70%
                                                                       -------
                                                                       100.00%
                                                                       -------
                                                                       -------

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES at February 28, 2003 (Unaudited)

ASSETS
   Investments in securities, at value (cost $20,665,952)          $15,881,453
   Cash                                                                 26,974
   Receivables:
       Other (Foreign) (cost $182,647)                                 235,521
       Dividends and interest                                           18,612
       Fund shares sold                                                  5,738
   Prepaid expenses                                                     18,387
                                                                   -----------
           Total assets                                             16,186,685
                                                                   -----------

LIABILITIES
   Payables:
       Advisory fee                                                      3,893
       Administration fees                                               2,480
       Distribution fees                                                 6,657
   Accrued expenses                                                     21,882
                                                                   -----------
           Total liabilities                                            34,912
                                                                   -----------

NET ASSETS                                                         $16,151,773
                                                                   -----------
                                                                   -----------

   Shares outstanding
   (unlimited number of shares authorized, without par value)        1,021,616
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE        $     15.81
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $21,217,789
   Undistributed net investment loss                                   (45,188)
   Accumulated net realized loss from security and
     foreign currency transactions                                    (290,169)
   Net unrealized depreciation on investments and
     foreign currency transactions                                  (4,730,659)
                                                                   -----------
           Net assets                                              $16,151,773
                                                                   -----------
                                                                   -----------

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the six months ended February 28, 2003 (Unaudited)

INVESTMENT INCOME
   Income
       Dividend income (net of foreign taxes of $3,917)              $  56,277
       Interest income                                                   5,826
       Other income                                                      9,410
                                                                     ---------
           Total income                                                 71,513
                                                                     ---------

   Expenses
       Advisory fees                                                    77,801
       Distribution fees                                                19,450
       Administration fees                                              15,770
       Fund accounting fees                                             15,264
       Transfer agent fees                                               8,655
       Custody fees                                                      8,643
       Audit fees                                                        7,189
       Registration fees                                                 6,842
       Shareholder Reporting                                             3,922
       Trustee fees                                                      3,419
       Legal fees                                                        2,939
       Miscellaneous fees                                                1,787
       Insurance expense                                                   650
                                                                     ---------
           Total expenses                                              172,331
           Less:  expenses waived and reimbursed                       (55,630)
                                                                     ---------
           Net expenses                                                116,701
                                                                     ---------
               NET INVESTMENT LOSS                                     (45,188)
                                                                     ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on investments and
     foreign currency transactions                                    (247,500)
   Change in net unrealized appreciation/depreciation on
     investments and foreign currency transactions                    (593,513)
                                                                     ---------
       Net realized and unrealized loss on investments
         and foreign currency transactions                            (841,013)
                                                                     ---------
           NET DECREASE IN NET ASSETS FROM OPERATIONS                $(886,201)
                                                                     ---------
                                                                     ---------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS ENDED  YEAR ENDED
                                                    FEBRUARY 28,    AUGUST 31,
                                                        2003           2002
                                                    ------------    ----------
                                                    (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS FROM:

OPERATIONS
   Net investment loss                              $   (45,188)   $   (47,633)
   Net realized loss on investments and
     foreign currency transactions                     (247,500)       (11,420)
   Change in net unrealized appreciation/
     depreciation on investments and
     foreign currency transactions                     (593,513)    (2,634,893)
                                                    -----------    -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                     (886,201)    (2,693,946)
                                                    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                                --             --
   From net realized gain                               (14,409)       (79,037)
                                                    -----------    -----------
       TOTAL DISTRIBUTIONS                              (14,409)       (79,037)

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets derived from
     net change in outstanding shares (a)<F4>         1,893,485      9,640,010
                                                    -----------    -----------
       TOTAL INCREASE IN NET ASSETS                     992,875      6,867,027

NET ASSETS
   Beginning of period                               15,158,898      8,291,871
                                                    -----------    -----------
   END OF PERIOD                                    $16,151,773    $15,158,898
                                                    -----------    -----------
                                                    -----------    -----------
   UNDISTRIBUTED NET INVESTMENT
     INCOME (LOSS)                                  $   (45,188)   $        --
                                                    -----------    -----------
                                                    -----------    -----------

(a)<F4>  A summary of capital share transactions is as follows:

                              SIX MONTHS ENDED               YEAR ENDED
                              FEBRUARY 28, 2003           AUGUST 31, 2002
                                 (UNAUDITED)
                             Shares        Value        Shares        Value
                             ------        -----        ------        -----
Shares sold                  442,955    $ 7,282,264   1,205,349    $21,936,959
Shares issued in reinvestment
  of distributions               843         14,258       3,818         77,551
Shares redeemed             (331,307)    (5,403,037)   (724,754)   (12,374,500)
                            --------    -----------   ---------    -----------
Net increase                 112,491    $ 1,893,485     484,413    $ 9,640,010
                            --------    -----------   ---------    -----------
                            --------    -----------   ---------    -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

                                                                   YEAR ENDED
                                          SIX MONTHS ENDED         AUGUST 31,         SEPTEMBER 30, 1999*<F5>
                                            FEBRUARY 28,       -------------------            THROUGH
                                                2003           2002           2001        AUGUST 31, 2000
                                            ------------       ----           ----        ---------------
                                            (UNAUDITED)
Net asset value,
  beginning of period                          $16.67         $19.52         $25.37           $21.00
                                               ------         ------         ------           ------

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)                    (0.04)         (0.05)         (0.05)            0.02
Net realized and unrealized
  gain (loss) on investments                    (0.81)         (2.67)         (5.78)            4.35
                                               ------         ------         ------           ------
Total from
  investment operations                         (0.85)         (2.72)         (5.83)            4.37
                                               ------         ------         ------           ------

LESS DISTRIBUTIONS:
From net investment income                         --             --          (0.02)              --
From net realized gain                          (0.01)         (0.13)            --               --
                                               ------         ------         ------           ------
Total distributions                             (0.01)         (0.13)         (0.02)              --
                                               ------         ------         ------           ------
Net asset value, end of period                 $15.81         $16.67         $19.52           $25.37
                                               ------         ------         ------           ------
                                               ------         ------         ------           ------
Total return                                    (5.07)%#<F7>  (14.04)%       (23.01)%          20.81%#<F7>

RATIO/SUPPLEMENTAL DATA:
Net assets,
  end of period (millions)                      $16.2          $15.2           $8.3             $7.3

RATIO OF EXPENSES TO AVERAGE
  NET ASSETS:
Before fees waived
  and expenses absorbed                          2.21%+<F6>     2.42%          3.11%            4.48%+<F6>
After fees waived
  and expenses absorbed                          1.50%+<F6>     1.50%          1.50%            1.50%+<F6>

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed                         (1.29)%+<F6>   (1.27)%        (1.87)%          (2.84)%+<F6>
After fees waived
  and expenses absorbed                         (0.58)%+<F6>   (0.35)%        (0.26)%           0.14%+<F6>
Portfolio turnover rate                          4.61%#<F7>     8.18%          5.31%            0.17%#<F7>

*<F5>  Commencement of operations.
+<F6>  Annualized
#<F7>  Not annualized

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

  Portfolio 21 (the "Fund") is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund began operations on September 30, 1999. The investment objective of the Fund is to seek long-term growth of capital. The Fund seeks to achieve its objective by investing primarily in equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

  A. Securities Valuation. Securities traded on a national securities exchange or Nasdaq are valued at the last reported sale price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or Nasdaq for which there have been no sales, and other over-the-counter securities, are valued at the last reported bid price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

  B. Foreign Currency. Foreign currency amounts, other than the cost of investments, are translated into U.S. dollar values based upon the spot exchange rate at the close of regular trading. The cost of investments is translated at the rates of exchange prevailing on the dates the portfolio securities were acquired. The Fund includes foreign exchange gains and losses from dividend receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on investments and foreign currency. The Fund does not isolate that portion of realized and unrealized gain (loss) on investments resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. Fluctuations in foreign exchange rates on investments are thus included with net realized and unrealized gain (loss) on investments and foreign currency.

  C. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

     In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gain and net foreign currency gain realized during a twelve-month period ending October 31st. In connection with this, the Fund is permitted for tax purposes to defer into its next fiscal year any net capital losses or net foreign currency losses incurred between November 1st and the end of its fiscal year. The Fund has incurred capital losses of $32,468 and currency losses of $10,198 and will elect to defer such losses.

  D. Security Transactions, Investment Income and Distributions. Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

  E. Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

  Progressive Investment Management Corporation (the "Advisor") provides the Fund with investment management services under an Investment Advisory Agreement (the "Agreement"). Under the Agreement, the Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% of Fund's average daily net assets. For the six months ended February 28, 2003, the Fund incurred $77,801 in advisory fees.

  The Fund is responsible for its own expenses. The Advisor has contractually agreed to limit the Fund's expenses by reducing all or a portion of its fees and reimbursing the Fund's expenses, excluding interest and tax expenses, so that its ratio of expenses to average net assets will not exceed 1.50%. Any fee withheld or voluntarily reduced and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Advisor, if so requested by the Advisor, any time before the end of the third fiscal year following the year to which the fee waiver and/or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. In the case of the Fund's first and second years of operations, the Advisor is permitted to be reimbursed for fee reduction and/or expense absorbed before the end of the fifth and fourth fiscal year, respectively. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended February 28, 2003, the Advisor waived fees of $55,630.

  At February 28, 2003, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $410,490. The Advisor may recapture a portion of the above amount no later than August 31, 2007.

  U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Under $15 million            $30,000
$15 to $50 million           0.20% of average daily net assets
$50 to $100 million          0.15% of average daily net assets
$100 to $150 million         0.10% of average daily net assets
Over $150 million            0.05% of average daily net assets

  For the six months ended February 28, 2003, the Fund incurred $15,770 in administration fees.

  U.S. Bancorp Fund Services, LLC provides fund accounting and transfer agency services for the Fund.

  Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares. The Distributor is an affiliate of the Administrator.

  Certain officers and trustees of the Trust are also officers and/or directors of the Administrator.

NOTE 4 - DISTRIBUTION PLAN

  The Fund has adopted a Distribution Plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of 0.25% of the average daily net assets of the Fund. The fee is paid to the Advisor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. For the six months ended February 28, 2003, the Fund incurred $19,450 in distribution fees.

NOTE 5 - INVESTMENT TRANSACTIONS

  The cost of purchases and the proceeds from sales of securities for the six months ended February 28, 2003, excluding short-term investments, were $2,776,328 and $647,396 respectively.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS

  On December 23, 2002, a distribution of $0.01521 per share was declared. The dividend was paid on December 23, 2002, to shareholders of record on December 20, 2002.

  The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                         2003           2002
                                         ----           ----
  Distributions paid from:
     Ordinary income                   $    --        $ 9,679
     Long-term capital gain             14,409         69,358
                                       -------        -------
                                       $14,409        $79,037
                                       -------        -------
                                       -------        -------

NOTE 7 - INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

  The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.

                              INDEPENDENT TRUSTEES
                              --------------------

                                     TERM OF        PRINCIPAL                   # OF FUNDS   OTHER
                         POSITION    OFFICE AND     OCCUPATION                  IN COMPLEX   DIRECTORSHIPS
NAME, AGE                HELD WITH   LENGTH OF      DURING PAST                 OVERSEEN     HELD BY
AND ADDRESS              THE TRUST   TIME SERVED    FIVE YEARS                  BY TRUSTEE   TRUSTEE
-----------              ---------   -----------    ----------                  ----------   -------
Dorothy A. Berry         Chairman    Indefinite     Consultant,                 17           Not
(Born 1943)              and         Term           Talon Industries                         Applicable
615 E. Michigan St.      Trustee     Since          (administrative,
Milwaukee, WI  53202                 May 1991       management &
                                                    business consulting);
                                                    formerly Chief
                                                    Operating Officer,
                                                    Integrated Asset
                                                    Management
                                                    (investment advisor
                                                    and manager); and
                                                    formerly President,
                                                    Value Line, Inc.,
                                                    (investment advisory
                                                    & financial
                                                    publishing firm).

Wallace L. Cook          Trustee     Indefinite     Retired; formerly           17           Not
(Born 1939)                          Term           Senior Vice President,                   Applicable
615 E. Michigan St.                  Since          Rockefeller Trust Co.;
Milwaukee, WI  53202                 May 1991       Financial Counselor,
                                                    Rockefeller & Co.

Carl A. Froebel          Trustee     Indefinite     Private Investor;           17           Not
(Born 1938)                          Term           formerly Managing                        Applicable
615 E. Michigan St.                  Since          Director, Premier
Milwaukee, WI  53202                 May 1991       Solutions, Ltd.;
                                                    formerly President
                                                    and Founder,
                                                    National Investor
                                                    Data Services, Inc.
                                                    (investment related
                                                    computer software).

Ashley T. Rabun          Trustee     Indefinite     Founder and Chief           17           Trustee,
(Born 1952)                          Term           Executive Officer,                       E*TRADE
615 E. Michigan St.                  Since          InvestorReach, Inc.,
Milwaukee, WI  53202                 May            (financial services
                                     2002           marketing and
                                                    distribution
                                                    consulting);  formerly
                                                    Partner and Director,
                                                    Nicholas-Applegate
                                                    Capital Management,
                                                    (investment
                                                    management).

Rowley W.P. Redington    Trustee     Indefinite     President;                  17           Not
(Born 1944)                          Term           Intertech Computer                       Applicable
615 E. Michigan St.                  Since          Services Corp.
Milwaukee, WI  53202                 May 1991       (consumer electronics
                                                    and computer service
                                                    and marketing);
                                                    formerly Vice
                                                    President, PRS of
                                                    New Jersey, Inc.
                                                    (management
                                                    consulting), and
                                                    Chief Executive
                                                    Officer, Rowley
                                                    Associates
                                                    (consultants).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------
Steven J. Paggioli       Trustee     Indefinite     Consultant, U.S.            17           Trustee,
(Born 1950)                          Term           Bancorp Fund Services,                   Managers
915 Broadway                         Since          LLC since July, 2001;                    Funds.
New York, NY  10010                  May 1991       formerly Executive
                                                    Vice President,
                                                    Investment Company
                                                    Administration, LLC
                                                    ("ICA") (mutual fund
                                                    administrator and the
                                                    Fund's former
                                                    administrator).

Robert M. Slotky         President   Indefinite     Vice President, U.S.                     Not
(Born 1947)                          Term           Bancorp Fund Services,                   Applicable
2020 E. Financial Way,               Since          LLC since July, 2001;
Suite 100                            August 2002    formerly, Senior Vice
Glendora, CA  91741                                 President, ICA (May
                                                    1997-July 2001).

Eric W. Falkeis          Treasurer   Indefinite     Vice President, U.S.                     Not
(Born 1973)                          Term           Bancorp Fund Services,                   Applicable
615 E. Michigan St.                  Since          LLC since 1997;
Milwaukee, WI  53202                 August 2002    Chief Financial
                                                    Officer, Quasar
                                                    Distributors, LLC,
                                                    since 2000.

Chad E. Fickett          Secretary   Indefinite     Compliance                               Not
(Born 1973)                          Term           Administrator, U.S.                      Applicable
615 E. Michigan St.                  Since          Bancorp Fund Services,
Milwaukee, WI  53202                 March 2002     LLC since July, 2000.

                                    Advisor
                 PROGRESSIVE INVESTMENT MANAGEMENT CORPORATION
                               721 NW 9th Avenue
                            Portland, Oregon  97209
                             (877) 351-4115 EXT. 21

                                  Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   Custodian
                                U.S. BANK, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                            Independent Accountants
                              TAIT, WELLER & BAKER
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

                                 Legal Counsel
                     PAUL, HASTINGS, JANOFSKY & WALKER, LLP
                          55 Second Street, 24th Floor
                     San Francisco, California  94105-3441